GAIN FROM DISPOSAL OF COMPONENTS	12 Months Ended
Feb. 29, 2016
Gain From Disposal of Components [Abstract]
Gain From Disposal of Components Disclosure [Text Block]
14.	GAIN FROM DISPOSAL OF COMPONENTS

As disclosed in Note 13(a) (6), the Group aggregately acquired 30% equity interest in Changing Education Inc. through below two investment agreements:

1)	In April 2015, the Group purchased Series B+ redeemable preferred shares with total cash consideration of $6,315,790.

2)
In August 2015, the Group purchased Series C redeemable preferred shares at the price of $1.6922 per share. In the meantime, several third party investors purchased Series C redeemable preferred shares at the same price. In exchange for this equity interest, the Group paid consideration which consisted of $30,000,000 in cash and the transfer of the Group's Guangzhou after-school one-on-one tutoring business component. A gain of $50,000,000 from the disposal of the Guangzhou one-on-one component was recognized during the year ended February 29, 2016.

In addition, a gain of $377,126 was recognized from disposal of another business component during the year ended February 29, 2016.